Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
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Trade and Other Receivables

10. Trade and Other Receivables

	December 31	December 31
	2017 $	2016 $

Trade receivables, net of allowance	746.6	740.7
Holdbacks, current	43.8	45.0
Other	25.7	20.7

Trade and other receivables	816.1	806.4

The Company maintains an allowance for estimated losses on trade receivables. The estimate is based on the best assessment of the collectibility of the related receivable balance, which is determined in part based on the age of the outstanding receivables and the Company’s historical collection and loss experience.

The following table provides a reconciliation of changes to the Company’s allowance for doubtful accounts.

	December 31 2017 $	December 31 2016 $

Balance, beginning of the year	28.2	20.9
Provision for doubtful accounts	11.6	17.0
Deductions	(8.7)	(8.0)
Impact of foreign exchange	(2.0)	(1.7)

Balance, end of the year	29.1	28.2

The aging analysis of gross trade receivables is as follows:

	Total	1–30	31–60	61–90	91–120	121+
	$	$	$	$	$	$

December 31, 2017	775.7	406.5	183.6	60.0	39.4	86.2

December 31, 2016	768.9	413.6	159.5	61.7	44.1	90.0